Cover	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	Certara, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39799
Entity Tax Identification Number	82-2180925
Entity Address, Address Line One	100 Overlook Center
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Princeton,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	716-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CERT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001827090
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3